Insurance and reinsurance - Summary of Insurance Contracts by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	$ 588	$ 681
Balance at beginning of period, Insurance contract liabilities	(22,231)	(19,026)
Balance at beginning of period, Net insurance contract liabilities	(21,643)	(18,345)
Insurance revenue	5,382	5,073
Insurance service expense	(4,453)	(4,230)
Insurance finance income (expense)	(1,220)	(3,131)
Cash flows:
Premiums received	6,911	(5,940)
Claims and other insurance service expenses paid	4,650	4,388
Insurance acquisition cash flows and other	498	417
Total cash flows	(1,763)	(1,135)
Other movements	49	125
Balance at end of period, Insurance contract assets	581	588
Balance at end of period, Insurance contract liabilities	(24,327)	(22,231)
Balance at end of period, Net insurance contract liabilities	(23,746)	(21,643)
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	1,805	1,531
Balance at beginning of period, Insurance contract liabilities	(20,866)	(17,858)
Balance at beginning of period, Net insurance contract liabilities	(19,061)	(16,327)
Insurance revenue	5,382	5,073
Insurance service expense	(405)	(358)
Insurance finance income (expense)	(1,193)	(2,974)
Investment components	708	705
Cash flows:
Premiums received	6,911	(5,940)
Insurance acquisition cash flows and other	498	417
Total cash flows	(6,413)	(5,523)
Other movements	911	343
Balance at end of period, Insurance contract assets	1,189	1,805
Balance at end of period, Insurance contract liabilities	(23,082)	(20,866)
Balance at end of period, Net insurance contract liabilities	21,893	(19,061)
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balance at beginning of period, Insurance contract assets	(1,217)	(850)
Balance at beginning of period, Insurance contract liabilities	(1,365)	(1,168)
Balance at beginning of period, Net insurance contract liabilities	(2,582)	(2,018)
Insurance service expense	(4,048)	(3,872)
Insurance finance income (expense)	(27)	(157)
Investment components	(708)	(705)
Cash flows:
Claims and other insurance service expenses paid	4,650	4,388
Total cash flows	4,650	4,388
Other movements	862	(218)
Balance at end of period, Insurance contract assets	608	(1,217)
Balance at end of period, Insurance contract liabilities	(1,245)	(1,365)
Balance at end of period, Net insurance contract liabilities	$ 1,853	$ (2,582)